Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Schedule of significant related party transactions

Names of related parties	Relationship with the Group
CyberLink Corp. (CyberLink)	Other related party (Significant influence (Note) over the Company)
CyberLink Inc. (CyberLink-Japan)	Other related party (Subsidiary of CyberLink)
ClinJeff Corp. (ClinJeff)	Other related party (Major shareholder of CyberLink)

		Years ended December 31,
	Description	2022	2023	2024
CyberLink	Revenue-others (service revenue)	$28	$32	$37

	December 31, 2023	December 31, 2024
CyberLink	$26	$22
CyberLink-Japan	24	24
	$50	$46

		Years ended December 31,
	Description	2022	2023	2024
CyberLink	Management service fee	$80	$48	$41

	Years ended December 31,
	2022	2023	2024
CyberLink-Japan	$90	$84	$78
Acquisition of right-of-use assets:

	Years ended December 31,
	2022	2023	2024
CyberLink	$—	$477	$—
ClinJeff	—	—	82
	$—	$477	$82
Lease liabilities

	December 31, 2023	December 31, 2024
Total lease liabilities	$381	$202
Less: Current portion (shown as ‘current lease liabilities’)	(238)	(189)
	$143	$13
Interest expense

	Years ended December 31,
	2022	2023	2024
CyberLink	$5	$6	$6
ClinJeff	—	—	1
	$5	$6	$7

Schedule of key management compensation

	Years ended December 31,
	2022	2023	2024
Salaries and other short-term employee benefits	$2,330	$2,484	$2,668
Share-based payment	416	552	467
Post-employment benefits	11	10	10
	$2,757	$3,046	$3,145